Investment Risks - Matrix Advisors Dividend Fund	Oct. 31, 2026
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that the Advisor may fail to successfully implement the Fund’s investment strategies and meet its investment objective.
Market Risks; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risks; Recent Market Events Risk: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced (and may continue to experience) significant periods of volatility in recent years and months due to a number of economic, political and other global macro factors, including elevated uncertainty regarding inflation levels, and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Emphasis Risk: Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. As of June 30, 2026, the Fund had significant investments in the Financials and Manufacturing sectors. As a result, it is more susceptible to the particular risks that affect companies in the Financials sector, including government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. The Fund may also be more susceptible to the particular risks affecting companies in the Manufacturing sector, including changes in supply and demand for products or services, declines in demand due to rapid technological developments and new product introductions, government regulations, world events, economic conditions, and potential environmental damage and product liability claims.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk: Securities of foreign companies and depositary receipts representing such securities (“Foreign Securities”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Foreign Securities may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipt Risk: Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Dividend Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Strategy Risk: Strategies focusing on dividend-paying stocks may fall out of investor favor, which may negatively affect the performance of stocks that pay dividends regardless of whether the underlying companies’ business fortunes have changed. The Advisor may incorrectly judge whether a company will be able to continue paying dividends or the amount of such dividends, which may cause losses for the Fund.

Value Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Strategy Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The Advisor may not be able to accurately determine the Intrinsic Value of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.

Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk: With the widespread use of digital technologies such as the internet, cloud computing and artificial intelligence (“AI”)-enabled systems to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund, its service providers or issuers may cause disruptions and impact business operations, potentially resulting in interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, the unauthorized use of confidential information and reputational damage. Cyber incidents can result in violations of applicable privacy and other laws, financial losses due to theft or fraud, regulatory fines, penalties, reimbursement or other compensation costs, and additional compliance costs.

Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, including AI systems. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Artificial Intelligence Risk Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Risk: AI and machine learning tools create risks for users of these systems, including service providers to the Fund and companies in which the Fund invests. AI systems often require access to significant proprietary or confidential information, increasing the risk that such information may be improperly used or disclosed. AI tools can exhibit bias, hallucinations and inaccuracies in data outputs and are subject to cybersecurity vulnerabilities. Regulations impacting AI are evolving and could impose additional compliance requirements on the Fund’s service providers and issuers of securities in the future.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund.